Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurements
Schedule of carrying amounts and fair values of financial instruments

	Carrying amount				Fair value
	December 31,		December 31,		December 31,		December 31,
	2022		2021		2022		2021
Assets
Derivative financial Instruments	US$	1,585	US$	1,398	US$	1,585	US$	1,398

Liabilities
Financial debt (Interest-bearing loans and borrowings)		(272,194)		(305,373)		(282,868)		(302,876)
Derivative financial Instruments		—		—		—		—
Total	US$	(270,609)	US$	(303,975)	US$	(281,283)	US$	(301,478)

The following table summarizes the fair value measurements by hierarchy as of December 31, 2022:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Interest rate Caps	US$	—	US$	1,585	US$	—	US$	1,585
Liabilities
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(282,868)		—		(282,868)
Net	US$	—	US$	(281,283)	US$	—	US$	(281,283)

** SOFR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements by hierarchy as of December 31, 2021:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Interest rate Caps	US$	—	US$	1,398	US$	—	US$	1,398
Liabilities
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(302,876)		—		(302,876)
Net	US$	—	US$	(301,478)	US$	—	US$	(301,478)

** LIBOR, SOFR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

Schedule of (loss) gain on derivatives recognized in consolidated statements of operations and comprehensive income

The following table summarizes the losses from derivatives financial instruments recognized in the consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020:

Instrument	Financial statements caption	2022		2021		2020
Jet fuel Asian call options contracts	Fuel	US$	—	US$	(619)	US$	(931)
Jet fuel Zero-Cost collars contracts	Fuel		—		—		(38,122)
Jet fuel Asian call options contracts	Finance cost		—		—		(557)
Jet fuel Zero-Cost collars contracts	Finance cost		—		—		(18,573)
Interest rate cap	Finance cost		(161)		(69)		(78)
Total		US$	(161)	US$	(688)	US$	(58,261)

The following table summarizes the net gain (loss) on CFH before taxes recognized in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2021 and 2020:

Consolidated statements of other comprehensive income (loss)

	Financial
Instrument	statements caption	2022		2021		2020
Jet fuel Asian call options contracts	OCI	US$	—	US$	601	US$	(601)
Jet fuel Zero cost collars	OCI		—		484		(7,572)
Interest rate cap	OCI		336		(128)		(34)
Non derivative financial instruments*	OCI		—		79,076		(79,824)
Total		US$	336	US$	80,033	US$	(88,031)

*As of December 31, 2021, includes the effect of the discontinuation of the hedging strategies by US$109 million as described in note 3b (i).